UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  December 31, 2000

Check here if Amendment           [ ] Amendment Number:
This Amendment (Check only one):  [ ] is a restatement.
                                  [x] adds new holdings entries.

This filing lists securities holdings reported on a Form 13F filed on December 31, 2000 pursuant to a request for confidential treatment for which confidential treatment expired on December 31, 2001.


Institutional Investment Manager Filing this Report:

Name:    UBS O'Connor LLC
Address: 141 West Jackson Boulevard
         Chicago, IL 60604

13F File Number:   28-06327

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name: JAMES M. HNILO
Title: DIRECTOR OF COMPLIANCE
Phone: (312) 554-5243
Signature, Place, and Date of Signing:

/s/ JAMES M. HNILO, CHICAGO, IL   January 28, 2002


Report Type (Check only one):

[X]    13F HOLDINGS REPORT.

[ ]    13F NOTICE.

[ ]    13F COMBINATION REPORT.



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FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:       0

Form 13F Information Table Entry Total:  23
                                         --

Form 13F Information Table Value Total:  816,479
                                         -------


List of Other Included Managers:  None



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                                 TITLE/                    VALUE     SHRS OR    SHR/  PUT/          INVEST          VOTING
         NAME OF ISSUER          CLASS         CUSIP       (X1000)    PRN AMT   PRN   CALL   MANG   DISCRT  SOLE    SHARED   OTHER
         --------------          -----         -----       -------    -------   ---   ----   ----   ------  ----    ------   -----
BIOCHEM PHARMA INC            COM              09058T108    30141      941900   Shr                 Defined   0      941900    0
FEDRTED DPT STORES INC DEL    CALL             31410H101     3622      402500   Shr   Call          Defined   0      402500    0
GEORGIA PAC CORP              COM-TMBRGRP      373298702     5218      174300   Shr                 Defined   0      174300    0
GLOBAL CROSSING LTD           PFDCV6.75%       G3921A134    15969      110000   Prn                 Defined   0      110000    0
HEALTH MGMT ASSOC INC NEW     SRSBDBCV144A20   421933AA0     8136    11260000   Shr                 Defined   0    11260000    0
HEWLETT PACKARD CO            SBLYONZERO17     428236AC7    32949    62021000   Prn                 Defined   0    62021000    0
IPALCO ENTERPRISES INC        COM              462613100     2344       96900   Shr   Call          Defined   0       96900    0
KERR MCGEE CORP               SBDBCV5.25%10    492386AP2    11988     9500000   Prn                 Defined   0     9500000    0
LATTICE SEMICONDUCTOR CORP    SUBNTCV4.75%06   518415AC8    12432    11500000   Prn                 Defined   0    11500000    0
LSI LOGIC CORP                SBNTCV4.25%04    502161AD4    27757    22000000   Prn                 Defined   0    22000000    0
MCN ENERGY GROUP INC          COM              55267J100    54254     1959500   Shr                 Defined   0     1959500    0
POWERTEL INC                  COM              73936C109    82296     1328700   Shr                 Defined   0     1328700    0
PRICE COMMUNICATIONS CORP     COMNEW           741437305    18494     1100000   Shr                 Defined   0     1100000    0
PRICE COMMUNICATIONS CORP     COM              741437305      812        4000   Shr   Put           Defined   0        4000    0
SANMINA CORP                  SUBNTCV4.25%04   800907AB3    30186    16450000   Prn                 Defined   0    16450000    0
SCI SYS INC                   SUBNTCONV3%07    783890AF3    23849    29971000   Prn                 Defined   0    29971000    0
SOLECTRON CORP                SRLYONZERO20     834182AK3    69834   123600000   Prn                 Defined   0   123600000    0
TELEFONOS DE MEXICO S A       SRDBCV4.25%04    879403AD5    16956    15500000   Prn                 Defined   0    15500000    0
TYCO INTL LTD NEW             LYONZRO144A20    902124AA4    54196    71000000   Shr                 Defined   0    71000000    0
VOICESTREAM WIRELESS CORP     COM              928615103   201270     2000200   Shr                 Defined   0      201270    0
WEATHERFORD INTL INC          SDCVZRO144A20    947074AA8    45934    76000000   Prn                 Defined   0    76000000    0
WEATHERFORD INTL INC          SRDBCVZERO20     947074AB6    22665    37500000   Prn                 Defined   0    37500000    0
WILLAMETTE INDS INC           COM              969133107    45177      962500   Shr                 Defined   0      962500    0

                                  TOTAL MARKET VALUE:     816,479

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